CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Unrealized securities holding gains (losses), tax	¥ 0	¥ 0	¥ (8)
Foreign currency translation adjustments, tax	¥ 0	¥ 0	¥ 0